Condensed Issuer, Guarantor and Non Guarantor Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	$ 68,331	$ 190,236	$ 260,542	$ 157,981	$ 79,762	$ 213,887	$ 266,216	$ 146,069	$ 677,090	$ 705,934	$ 725,399
Cost of revenue (exclusive of items shown separately below)									557,503	575,486	578,611
Depreciation, depletion and amortization									50,942	51,674	45,917
Intangible asset impairment									4,704	1,100
Pension and profit sharing									8,325	7,622	8,907
Selling, administrative and general expenses									77,138	64,511	61,547
(Gain) loss on disposals of property, equipment and software									323	808	(600)
Operating (loss) income	(48,886)	1,977	31,735	(6,671)	(53,782)	22,319	37,397	(1,201)	(21,845)	4,733	31,017
Interest expense, net									(75,847)	(46,559)	(41,268)
Loss before income taxes									(97,692)	(41,826)	(10,251)
Income tax benefit									(41,558)	(16,397)	(4,478)
Net loss	(37,694)	(8,848)	8,522	(18,114)	(38,280)	5,680	11,733	(4,562)	(56,134)	(25,429)	(5,773)
Unrealized actuarial losses and amortization of prior service costs, net of income tax									(241)	(778)	173
Comprehensive loss									(56,375)	(26,207)	(5,600)
Less: Comprehensive income attributable to noncontrolling interest									(1,384)	(820)	(1,195)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	(38,452)	(9,167)	8,202	(18,342)	(39,440)	5,778	11,464	(4,829)	(57,759)	(27,027)	(6,795)
New Enterprise Stone & Lime Co., Inc.
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue									593,624	638,256	647,564
Cost of revenue (exclusive of items shown separately below)									492,386	528,946	526,905
Depreciation, depletion and amortization									42,452	44,094	38,111
Intangible asset impairment									2,704
Pension and profit sharing									7,996	7,406	8,691
Selling, administrative and general expenses									66,261	54,307	51,579
(Gain) loss on disposals of property, equipment and software									193	808	(600)
Operating (loss) income									(18,368)	2,695	22,878
Interest expense, net									(75,149)	(45,670)	(40,479)
Loss before income taxes									(93,517)	(42,975)	(17,601)
Income tax benefit									(36,735)	(16,292)	(3,049)
Equity in earnings of subsidiaries									(736)	434	7,584
Net loss									(57,518)	(26,249)	(6,968)
Unrealized actuarial losses and amortization of prior service costs, net of income tax									(241)	(778)	173
Comprehensive loss									(57,759)	(27,027)	(6,795)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.									(57,759)	(27,027)	(6,795)
Guarantor Subsidiaries
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue									86,563	80,369	82,742
Cost of revenue (exclusive of items shown separately below)									70,929	61,928	61,167
Depreciation, depletion and amortization									8,490	7,580	7,806
Intangible asset impairment									2,000	1,100
Pension and profit sharing									329	216	216
Selling, administrative and general expenses									10,509	9,587	9,628
(Gain) loss on disposals of property, equipment and software									130
Operating (loss) income									(5,824)	(42)	3,925
Interest expense, net									(289)	(255)	(15)
Loss before income taxes									(6,113)	(297)	3,910
Income tax benefit									(4,823)	(105)	(1,429)
Net loss									(1,290)	(192)	5,339
Comprehensive loss									(1,290)	(192)	5,339
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.									(1,290)	(192)	5,339
Non Guarantors
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue									7,714	6,378	6,971
Cost of revenue (exclusive of items shown separately below)									4,999	3,681	2,417
Selling, administrative and general expenses									368	617	340
Operating (loss) income									2,347	2,080	4,214
Interest expense, net									(409)	(634)	(774)
Loss before income taxes									1,938	1,446	3,440
Net loss									1,938	1,446	3,440
Comprehensive loss									1,938	1,446	3,440
Less: Comprehensive income attributable to noncontrolling interest									(1,384)	(820)	(1,195)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.									554	626	2,245
Eliminations
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue									(10,811)	(19,069)	(11,878)
Cost of revenue (exclusive of items shown separately below)									(10,811)	(19,069)	(11,878)
Equity in earnings of subsidiaries									736	(434)	(7,584)
Net loss									736	(434)	(7,584)
Comprehensive loss									736	(434)	(7,584)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.									$ 736	$ (434)	$ (7,584)